Subsequent Events - Additional Information (Detail) - USD ($) shares in Millions				3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 28, 2025	May 14, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 01, 2025	Dec. 04, 2024
Subsequent Event [Line Items]
Gain on sale of collaborative arrangements		$ 750,000		$ 750,000	$ 0	$ 4,000,000	$ 0
Exchange agreement termination date				May 15, 2015
Good Wheat [Member] | Discontinued Operations [Member]
Subsequent Event [Line Items]
Promissory note term			3 years
Promissory note interest description			Wall Street Journal prime rate
Promissory note, principal receviable			$ 2,000,000
Promissory note, current and non current			6,000,000
Asset Purchase Agreement [Member] | Good Wheat [Member]
Subsequent Event [Line Items]
Cash transferred to buyer			2,000,000
Asset Purchase Agreement [Member] | Good Wheat [Member] | Discontinued Operations [Member]
Subsequent Event [Line Items]
Promissory note, principal			2,000,000
Promissory note, principal receviable			2,000,000
Promissory note, current and non current			$ 6,000,000
Promissory note, interest terms			On each of the first, second and third anniversaries of the Promissory Note, accrued interest and $2,000,000 of principal are payable to Arcadia.
Promissory note, payment terms			The Promissory Note provides that the issuance of the Parent Shares will constitute a prepayment of the final installment payment of $2,000,000 principal of the Promissory Note that would otherwise be due on the third anniversary of the Promissory Note, but that the Buyer remains obligated to pay the first two installments of principal and interest on each of the first and second anniversaries of the date of the Promissory Note.
Limited Partners [Member] | Archipelago Ventures Hawaii, LLC [Member]
Subsequent Event [Line Items]
Joint venture interest percentage									90.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Exchange agreement termination date	Aug. 15, 2025
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Good Wheat [Member] | Discontinued Operations [Member]
Subsequent Event [Line Items]
Number of parent shares issuable in connection with the notice								3.5
Subsequent Event [Member] | Limited Partners [Member] | Archipelago Ventures Hawaii, LLC [Member]
Subsequent Event [Line Items]
Joint venture interest percentage	90.00%